CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive loss [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2020		$ 1,983	$ 78,304	$ (38,832)	$ 127,684	$ (41,947)	$ 2,707	$ 129,899
Balance, shares at Dec. 31, 2020		23,476
Changes during period
Net income					34,256		2,756	37,012
Other comprehensive income (loss)				(3,056)			121	(2,935)
Dividend paid to non-controlling interests							(241)	(241)
Dividend paid					(15,809)			(15,809)
Dividend declared					(2,872)			(2,872)
Purchase of treasury shares	[1]					(7,281)		(7,281)
Stock-based compensation in a subsidiary company			30					30
Balance at Dec. 31, 2021		$ 1,983	78,334	(41,888)	143,259	(49,228)	5,343	137,803
Balance, shares at Dec. 31, 2021		23,476
Changes during period
Net income					37,103		2,397	39,500
Other comprehensive income (loss)				(3,943)			(678)	(4,621)
Dividend paid					(8,574)			(8,574)
Dividend declared					(2,825)			(2,825)
Purchase of treasury shares	[1]					(8,445)		(8,445)
Stock-based compensation in a subsidiary company			21					21
Balance at Dec. 31, 2022		$ 1,983	78,355	(45,831)	168,963	(57,673)	7,062	$ 152,859
Balance, shares at Dec. 31, 2022		23,476						23,475,431
Changes during period
Net income					48,137		2,207	$ 50,344
Other comprehensive income (loss)				656			(147)	509
Dividend paid to non-controlling interests							(3,327)	(3,327)
Dividend paid					(8,763)			(8,763)
Dividend declared					(4,774)			(4,774)
Purchase of treasury shares	[1]					(6,613)		(6,613)
Stock-based compensation in a subsidiary company			14					14
Balance at Dec. 31, 2023		$ 1,983	$ 78,369	$ (45,175)	$ 203,563	$ (64,286)	$ 5,795	$ 180,249
Balance, shares at Dec. 31, 2023		23,476						23,475,431

[1]	See Note 13A6.